Warrants (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Jul. 31, 2020
Warrants (Details) [Line Items]
Business combination, description		Each warrant of GreenLight (“GreenLight Warrant”), to the extent outstanding and unexercised, shall automatically, without any action of any party or any other person (including the holder thereof), be assumed by GreenLight and converted into a warrant to acquire shares of ENVI Class A Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of common shares of GreenLight (on an as converted basis) subject to such GreenLight Warrant immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such GreenLight Warrant immediately prior to the effective time of the Merger, divided by (ii) the Exchange Ratio.
Warrants and Rights Outstanding		$ 1,293,000		$ 125,000
Common Stock [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Number of securities called by warrants or rights		219,839		40,000
Series D Preferred Stock Warrant [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Grant date fair value of warrant							$ 357,000
Common Stock Warrants [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Exercises of existing warrants or issuances of additional warrants during period				0	0
Class of warrant or right, Exercises of existing warrants during period		0	0	0
Common Stock Warrants [Member] | Common Stock Warrant Classified As Liability [Member]
Warrants (Details) [Line Items]
Class of warrant or right exercise price of warrants or rights		$ 0.82
Derivative liabilities		$ 1,084,000				$ 138,000
Common Stock Warrants [Member] | Two Thousand And Sixteen Common Warrant [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Grant date fair value of warrant	$ 5,000
Class of warrant or right, Exercisable, Term	10 years
Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member] | Common Stock Warrant Classified As Liability [Member]
Warrants (Details) [Line Items]
Warrants and Rights Outstanding		$ 232,000
Common Stock Warrants [Member] | Common Stock [Member] | Common Stock Warrant Classified As Liability [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Number of securities called by warrants or rights						219,839
Class of warrant or right exercise price of warrants or rights						$ 0.82
Common Stock Warrants [Member] | Common Stock [Member] | Two Thousand And Sixteen Common Warrant [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Number of securities called by warrants or rights	40,000
Class of warrant or right exercise price of warrants or rights	$ 0.22
Common Stock Warrants [Member] | Common Stock [Member] | Two Thousand And Twenty One Common Warrant [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Number of securities called by warrants or rights		51,724
Class of warrant or right exercise price of warrants or rights		$ 1.74
Preferred Stock Warrants [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Exercises of existing warrants or issuances of additional warrants during period		0
Environmental Impact Acquisition Corp
Warrants (Details) [Line Items]
Warrants and Rights Outstanding		$ 13,341,000
BusinessCombinationMember | Environmental Impact Acquisition Corp
Warrants (Details) [Line Items]
Business combination, description		Each warrant of GreenLight (“GreenLight Warrant”), to the extent outstanding and unexercised, shall automatically, without any action of any party or any other person (including the holder thereof), be assumed by GreenLight and converted into a warrant to acquire shares of ENVI Class A Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of common shares of GreenLight (on an as converted basis) subject to such GreenLight Warrant immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such GreenLight Warrant immediately prior to the effective time of the Merger, divided by (ii) the Exchange Ratio.
Public Warrants [Member] | Environmental Impact Acquisition Corp
Warrants (Details) [Line Items]
Warrants outstanding		10,350,000		0
Description of redemption of public warrants		Once the warrants become exercisable, the Company may redeem the outstanding Public Warrants: • in whole and not in part; • at a price of $0.01 per Public Warrant; • upon not less than 30 days’ prior written notice of redemption to each warrant holder; and • if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending three business trading days before sending the notice of redemption to warrant holders.
Private Placement Warrants [Member] | Environmental Impact Acquisition Corp
Warrants (Details) [Line Items]
Warrants outstanding		2,000,000
Class of warrant or right exercise price of warrants or rights		$ 1.00		$ 1.00
Insider Warrants [Member] | Environmental Impact Acquisition Corp
Warrants (Details) [Line Items]
Warrants outstanding		750,000
Common Class A [Member] | Environmental Impact Acquisition Corp
Warrants (Details) [Line Items]
Business combination, description		In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors, and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the completion of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day after the day on which the Company completes a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Common Class A [Member] | Private Placement Warrants [Member] | Environmental Impact Acquisition Corp
Warrants (Details) [Line Items]
Class of warrant or right exercise price of warrants or rights		$ 11.50		$ 11.50
Series D Redeemable Convertible Preferred Stock [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Number of securities called by warrants or rights				874,130
Series D Redeemable Convertible Preferred Stock [Member] | Series D Preferred Stock Warrant [Member]
Warrants (Details) [Line Items]
Class of warrant or right, Number of securities called by warrants or rights							874,130
Class of warrant or right exercise price of warrants or rights							$ 1.8118